20 Financial instruments (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	R$ (5,898,564)
Exchange variation recorded in the period on OCI / Income tax and social contribution	(565,005)
Exchange variation transferred to profit or loss / Income tax and social contribution	914,180
Ending balance	(5,549,389)
Exchange Variation [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(8,937,217)
Exchange variation recorded in the period on OCI / Income tax and social contribution	(856,068)
Exchange variation transferred to profit or loss / Income tax and social contribution	1,385,121
Ending balance	(8,408,164)
IR And CSL [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	3,038,653
Exchange variation recorded in the period on OCI / Income tax and social contribution	291,063
Exchange variation transferred to profit or loss / Income tax and social contribution	(470,941)
Ending balance	R$ 2,858,775